Summary of significant accounting policies - Income Tax Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Income Taxes [Line Items]
Deferred tax expense	€ (350,000,000)	€ (106,000,000)	€ (1,771,000,000)
Elimination of inter-segment amounts
Disclosure Of Detailed Information About Income Taxes [Line Items]
Deferred tax expense	0
Temporary differences subject to GILTI
Disclosure Of Detailed Information About Income Taxes [Line Items]
Deferred tax expense	€ 0